FORM 13F

                 UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

        Report for the Calendar Year or Quarter Ended:  September 30, 2005

                          Check here if Amendment [ ]:

                        This Amendment (Check only one.):

                              [ ] is a restatement

                         [ ] adds new holdings entries.

              Institutional Investment Manager Filing this Report:



                             Name:  Ronald J. Juvonen

                    Address: c/o Downtown Associates, L.L.C.
                             674 Unionville Road, Suite 105
                             Kennett Square, PA  19348
                    -----------------------------------------



                         Form 13F File Number: 28-06433
                         ------------------------------

             The institutional investment manager filing this report
          and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager: Ronald J. Juvonen

Reporting Manager:  Ronald J. Juvonen


Name:  Ronald J. Juvonen
       ---------------------

Title:  Managing Member
       ---------------------

Phone:  (610) 925-3480
       ---------------------


Signature, Place, and Date of Signing:

/s/ Ronald J. Juvonen            Kennett Square, PA          November 14, 2005
--------------------------      --------------------      ----------------------
[Signature]                         [City, State]                [Date]



Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page


                                 Report Summary


Number of Other Included Managers:           None

Form 13F Information Table Entry Total:      16

Form 13F Information Table Value Total:      $ 549,527 (thousands)

List of Other Included Managers:             None


                                                      FORM 13F INFORMATION TABLE


------------------------------------------------------------------------------------------------------------------------------------
    Column 1                  Column 2    Column 3   Column 4        Column 5          Column 6    Column 7         Column 8

                              TITLE OF                Value     SHARES OR  SH/ PUT/   INVESTMENT   OTHER         VOTING AUTHORITY
  NAME OF ISSUER               CLASS      CUSIP    (x$1000)     PRIN. AMT. PRN CALL   DISCRETION   MANAGERS   SOLE     SHARED   NONE
------------------------------------------------------------------------------------------------------------------------------------
BUILD-A-BEAR WORKSHOP, INC.    COM       120076104      29954      1343200  SH          SOLE                   1343200
CARMAX, INC.                   COM       143130102      55848      1786005  SH          SOLE                   1786005
ECLIPSYS CORP.                 COM       278856109      10470       586900  SH          SOLE                    586900
ERESEARCH TECHNOLOGY, INC.     COM       29481V108       1419       100000  SH          SOLE                    100000
ESPEED, INC.                   COM       296643109      24455      3226300  SH          SOLE                   3226300
GENTEX CORP.                   COM       371901109      41901      2408112  SH          SOLE                   2408112
INPUT/OUPUT, INC.              COM       457652105       7361       922369  SH          SOLE                    922369
J JILL GROUP, INC.             COM       466189107      18935      1196927  SH          SOLE                   1196927
KVH INDUSTRIES, INC.           COM       482738101       9274       951145  SH          SOLE                    951145
NIC, INC                       COM       62914B100       6970      1064100  SH          SOLE                   1064100
RADISYS CORP.                  COM       750459109      38568      1988044  SH          SOLE                   1988044
SANDISK CORP.                  COM       80004C101     186885      3874066  SH          SOLE                   3874066
SPECTRALINK CORP.              COM       847580107      12907      1012299  SH          SOLE                   1012299
WEBMD CORP.                    COM       94769M105      87608      7906870  SH          SOLE                   7906870
WEBMD HEALTH CORP.             COM       94770V102       2465       100000  SH          SOLE                    100000
X-RITE, INC.                   COM       983857103      14507      1169925  SH          SOLE                   1169925